Schedule of Share-based Compensation, Stock Options, and Warrants or Rights Activity (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 1	0.31
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 2	$ 25,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 3	1.25
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 4	0.31
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 5	25,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 6	0.31
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 7	0.37
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 8	75,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 9	2.67
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 10	0.37
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 11	75,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 12	0.37
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 13	0.45
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 14	0.47
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 15	175,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 16	1.42
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 17	0.46
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 18	175,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 19	0.46
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 20	0.51
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 21	40,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 22	4.50
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 23	0.51
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 24	0
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 25	0.00
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 26	0.52
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 27	0.54
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 28	270,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 29	3.89
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 30	0.54
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 31	147,500
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 32	0.54
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 33	0.55
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 34	50,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 35	2.67
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 36	0.55
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 37	12,500
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 38	0.55
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 39	0.60
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 40	55,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 41	5.00
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 42	0.60
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 43	0
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 44	0.00
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 45	0.61
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 46	125,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 47	1.51
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 48	0.61
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 49	125,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 50	0.61
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 51	0.62
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 52	50,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 53	3.00
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 54	0.62
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 55	0
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 56	0.00
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 57	0.85
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 58	200,588
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 59	0.63
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 60	0.85
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 61	200,588
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 62	0.85
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 63	1,065,588
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 64	2.60
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 65	0.58
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 66	114,050
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 67	760,588
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 68	0.59
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 69	$ 86,725